Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 59	£ 32
Gross derivative liabilities	(65)	(34)
Net derivative assets/ liabilities	(6)	(2)
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	30	17
Gross derivative liabilities	(17)	(12)
Net derivative assets/ liabilities	13	5
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	29	15
Gross derivative liabilities	(48)	(22)
Net derivative assets/ liabilities	£ (19)	£ (7)